Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 009
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The following brief description of the Stanley Black & Decker Retirement Account Plan (the “Plan”) is provided for general information purposes only. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.

Plan Overview

The Plan was most recently amended and restated in its entirety, effective January 1, 2016.

The Plan, which is an employee stock ownership plan, is designed to comply with Sections 401(a), 401(k) and 4975(e)(7) of the Internal Revenue Code of 1986, as amended (the “Code”), and is subject to the applicable provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). The Plan is a defined contribution plan for eligible United States salaried and hourly paid employees of Stanley Black & Decker, Inc. and its U.S. affiliates (the “Company”). Generally, all U.S. employees of the Company are eligible to participate in the Plan. Certain employees, as described in the Plan document, are not eligible to participate in the Plan.

Eligible employees who are not “highly compensated” (as defined under the Plan), may elect to make before-tax, Roth, and after-tax contributions under the Plan of up to a total of 25% of pay for a pay period. Under certain circumstances, participants who have attained age 50 are permitted under the Code to make additional pre-tax or Roth contributions (“catch-up” contributions) to the Plan. Effective August 1, 2025, participants who are ages 60 through 63 are permitted to make additional “catch-up” contributions (“super catch-up” contributions). Highly compensated employees may contribute up to 7% of pay for a pay period, on a pre-tax or Roth basis (plus “catch-up” contributions, if applicable), but may not make after-tax contributions to the Plan. A participant’s contributions (including, if applicable, “catch-up” contributions) and matching allocations are allocated to a “Choice Account.” A participant’s Choice Account is automatically credited with matching allocations with respect to a payroll cycle equal to 50% of the participant’s pre-tax and/or Roth contributions for the payroll cycle credited to such account, taking into account only pre-tax and Roth contributions that, when combined, do not exceed 7% of compensation for the payroll cycle. Therefore, the maximum matching allocation with respect to a participant’s pre-tax and Roth contributions combined for a payroll cycle is 3.5% of the participant’s compensation for such payroll cycle with certain exceptions to this limit specified in the Plan document. “Catch-up” contributions are not eligible for matching allocations. The compensation recognized under the Plan for a year is subject to limits imposed under the Code. For 2025, the limit on annual compensation recognized under the Plan was $350,000.

The Plan includes an automatic enrollment feature for eligible hired employees, with certain exceptions.

The allocations credited to a participant's Choice Account as of a date before July 1, 1998 (other than matching allocations credited after June 30, 1985 and other than a participant's after-tax contributions to the Plan) are guaranteed a cumulative minimum return by the Pension Plan for Hourly Paid Employees of Stanley Black & Decker, Inc. for the period or periods during which they are invested or reinvested in the Company Stock Fund. This guarantee provides that the investment return will not be less than an investment return based on two-year U.S. Treasury notes (but not less than 5% nor greater than 12.5%).

Choice Account Fund Investments

A participant may direct the investment of the funds credited to his or her Choice Account among certain investment funds made available under the Plan.

Core Account Allocations

The Plan also provides for separate allocations for certain eligible participants. The Core Account allocation for a Plan year is based on the eligible employee's age on December 31 of the allocation year and is determined based on a calendar quarter. In order to receive a Core Account allocation for a calendar quarter, an eligible Plan participant must be employed on the last day of such calendar quarter and must not be employed in a classification that is excluded from Core Account allocations according to the terms of the Plan. Eligible employees receive 2%, 4% or 6% of eligible pay, depending on the eligible participant’s age.
A participant may, at any time, direct the investment of the funds credited to his or her Core Account into a single Target Retirement Fund made available under the Plan.

Distributions and Vesting

Participants are fully vested in their own contributions and earnings thereon and amounts transferred or rolled over from other qualified plans on their behalf. Participants are vested in their matching allocations and Core Account allocations based on their number of years of service. Generally, allocations vest 100% after three or five years of service, with different vesting schedules applicable depending on the participant’s dates of employment. Certain participants that were transferred in connection with a corporate transaction may be 100% vested in accordance with the terms of the Plan.

Generally, upon retirement, disability, death, or termination of employment, a participant is eligible to receive the vested value of his or her Plan account balance in a lump sum payment in cash or shares of the Company’s common stock, subject to specific distribution rules in certain situations set forth in the Plan document. If the value of a participant’s account balance is not more than $1,000, it automatically will be paid in a single lump sum cash payment unless the individual elects otherwise. In-service distributions at age 59 ½, hardship distributions and certain other in-service distributions are permitted in accordance with the terms of the Plan.

Notes Receivable from Participants

Participants may borrow from their Choice Accounts up to an aggregate amount equal to the lesser of $50,000 or 50% of the value of their vested interest in such accounts, with a minimum loan of $1,000. The $50,000 loan amount limitation is reduced by the participant’s highest outstanding balance of loans from the Plan during the 12 months preceding the date the loan is made. Each loan is evidenced by a negotiable promissory note bearing a rate of interest equal to the prime rate, as reported in The Wall Street Journal on the first business day of the month in which the loan request is processed, plus one percent (1%), which is generally payable, through payroll deductions, over a term of not more than five years. However, participants are allowed ten years to repay the loan if the proceeds are used to purchase a principal residence. As a general rule, a participant may not have more than one loan outstanding at any time.

Company Stock Fund

The trust agreement governing the Plan provides that the trustee will vote the shares of Stanley Black & Decker, Inc. Common Stock in the Company Stock Fund attributable to a participant's Choice Account in the Plan in accordance with such participant's directions. The trust agreement governing the Plan provides that, if the trustee does not receive voting instructions with respect to shares of Stanley Black & Decker, Inc. Stock in the Company Stock Fund attributable to a participant's Choice Account in the Plan, the trustee will vote such shares in the same proportion as it votes the shares for which instructions are received from Plan participants.

In addition, the trust agreement provides that the trustee will respond to a tender or exchange offer with respect to the number of shares of Stanley Black & Decker, Inc. Stock in the Company Stock Fund attributable to a participant's Choice Account in the Plan in accordance with such participant's directions. If a participant does not direct the trustee as to the manner in which to respond to a tender or exchange offer, such participant will be deemed to have directed the trustee not to tender or exchange shares of Stanley Black & Decker, Inc. Stock that are attributable to his or her interest in the Company Stock Fund. Any such shares with respect to which the trustee has not received timely instructions from a participant will not be tendered or exchanged.

Plan Termination

The Company reserves the right to amend or terminate the Plan at any time. Upon the termination of the Plan, the interest of each participant in the trust fund will become vested and will be distributed to such participant or his or her beneficiary at the time prescribed by the Plan terms and the Code.

Separate Accounts

The Plan maintains separate accounts for participants. In addition to the participants' contributions, matching allocations, Core Account allocations, and the participants' loan payments, such accounts are credited with related gains, losses, and dividend and interest income.
Terminated Participants

At December 31, 2025 and 2024, benefit payments requested by terminated vested participants were $298,757 and $127,388, respectively.

Forfeited Accounts

During the years ended December 31, 2025 and 2024, amounts forfeited from non-vested accounts totaled $1,789,471 and $2,615,410, respectively. As of December 31, 2025 and 2024, the balance in the forfeited non-vested account totaled $156,431 and $1,092,644, respectively. Such forfeitures are applied under the terms of the Plan to fund matching allocations and Core Account allocations. Total forfeitures used to reduce employer contributions were $2,549,398 in 2025.